Trade and other receivables, and prepayments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Contract assets - non-related parties		$ 64,141,000	$ 80,838,000
Less: Allowance made for trade receivables and contract assets -non-related parties		0	0
Prepayments		71,867,000	16,159,000
Other receivables - non-related parties		63,252,000	83,664,000
Trade and other current receivables		521,954,000	503,836,000
Non-current [Abstract]
Trade and other non-current receivables		1,320,000	0
Impairment losses recognised on contract assets		0	0
Related Parties [Member]
Current [Abstract]
Trade receivables	[1],[2]	2,075,000	501,000
Non-related parties [Member]
Current [Abstract]
Trade receivables		$ 320,619,000	$ 322,674,000

[1]	Related parties refer to joint ventures of the Group.
[2]	Revisions were made to the prior year comparatives as the Group has presented trade receivables from related parties of US$501,000 within trade receivables from non-related parties for the year ended 31 December 2024. This revision had been determined by the Group to be immaterial.